RISK MANAGEMENT - Loss allowance roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	$ (274,682,875)
Ending balance	(280,746,878)	$ (274,682,875)
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	9,694,456
Ending balance	10,521,501	9,694,456
Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	64,910	62,041	$ 67,393
Net remeasurement of loss allowance	(14,682)	(10,901)	(30,303)
New financial assets originated or purchased / Provision charged to profit or loss	20,360	18,989	21,006
FX and other movements	(320)	203	(263)
Discontinued operations		(241)	3,840
Reclassification BAC			368
Loss of control in subsidiary		(5,181)
Ending balance	70,268	64,910	62,041
Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	185,301	165,159	139,155
Net remeasurement of loss allowance	51,513	57,873	46,758
FX and other movements	(5,523)	3,165	1,532
Write-offs	(45,009)	(40,896)	(22,286)
Ending balance	186,282	185,301	165,159
Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	197,115
Ending balance	199,382	197,115
Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(23,939,915)
Ending balance	(24,446,014)	(23,939,915)
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(235,373,468)
Ending balance	(236,970,165)	(235,373,468)
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	9,616,860
Ending balance	10,438,261	9,616,860
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(179,115,847)
Ending balance	(176,168,055)	(179,115,847)
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	9,197,514	11,275,612	10,905,171
Net remeasurement of loss allowance	4,427,828	2,914,860	2,647,266
New financial assets originated or purchased / Provision charged to profit or loss	1,811,243	1,813,566	1,711,715
Financial assets that have been derecognized/paid	(1,513,661)	(1,627,591)	(1,187,221)
Sales of portfolio	(361,380)
Unwind of discount	724,748	550,963	440,452
FX and other movements	(74,078)	58,228	29,152
Discontinued operations		264,457	1,299,102
Reclassification BAC			(1,023,954)
Loss of control in subsidiary		(2,840,666)
Write-offs	(4,176,499)	(3,211,915)	(3,546,071)
Ending balance	10,035,715	9,197,514	11,275,612
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(105,248,652)
Ending balance	(102,145,802)	(105,248,652)
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,494,190
Ending balance	5,294,622	5,494,190
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(99,282,353)
Ending balance	(101,753,217)	(99,282,353)
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,492,746	5,854,745	5,280,406
Net remeasurement of loss allowance	430,804	812,957	1,051,898
New financial assets originated or purchased / Provision charged to profit or loss	536,713	847,463	821,919
Financial assets that have been derecognized/paid	(764,456)	(1,037,637)	(649,277)
Sales of portfolio	(194,305)
Unwind of discount	517,529	405,104	291,393
FX and other movements	(56,438)	42,314	14,846
Discontinued operations		12,985	243,642
Reclassification BAC			(114,667)
Loss of control in subsidiary		(699,022)
Write-offs	(667,993)	(746,163)	(1,085,415)
Ending balance	5,294,600	5,492,746	5,854,745
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(5,966,299)
Ending balance	(392,585)	(5,966,299)
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,444	2,386	851
Net remeasurement of loss allowance	(120)	3	(2,142)
New financial assets originated or purchased / Provision charged to profit or loss	1,787	17,244	5,670
Financial assets that have been derecognized/paid	(3,089)	(18,189)	(1,993)
Ending balance	22	1,444	2,386
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(56,107,532)
Ending balance	(55,692,165)	(56,107,532)
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,311,912	4,581,004	4,938,971
Net remeasurement of loss allowance	3,940,100	2,108,727	1,470,872
New financial assets originated or purchased / Provision charged to profit or loss	1,194,022	916,213	847,198
Financial assets that have been derecognized/paid	(708,108)	(526,241)	(489,670)
Sales of portfolio	(167,075)
Unwind of discount	183,203	119,722	121,699
FX and other movements	(13,364)	9,987	9,526
Discontinued operations		245,750
Entity deconsolidation			(919,065)
Reclassification BAC			985,045
Loss of control in subsidiary		(1,800,012)
Write-offs	(3,433,244)	(2,343,238)	(2,383,572)
Ending balance	4,307,446	3,311,912	4,581,004
Financial assets at amortised cost, category [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(17,530,914)
Ending balance	(18,106,219)	(17,530,914)
Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	352,441	732,407	560,904
Net remeasurement of loss allowance	27,511	(10,177)	110,685
New financial assets originated or purchased / Provision charged to profit or loss	73,923	26,952	26,629
Financial assets that have been derecognized/paid	(35,578)	(41,977)	(37,553)
Unwind of discount	17,000	17,085	13,945
FX and other movements	(4,276)	5,927	4,780
Discontinued operations		5,722	70,415
Reclassification BAC			9,778
Loss of control in subsidiary		(341,632)
Write-offs	(51,034)	(41,866)	(27,176)
Ending balance	379,987	352,441	732,407
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(228,749)
Ending balance	(223,869)	(228,749)
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	38,971	105,070	124,039
Net remeasurement of loss allowance	29,533	3,350	15,953
New financial assets originated or purchased / Provision charged to profit or loss	4,798	5,694	10,299
Financial assets that have been derecognized/paid	(2,430)	(3,547)	(8,728)
Unwind of discount	7,016	9,052	13,415
Write-offs	(24,228)	(80,648)	(49,908)
Ending balance	53,660	38,971	105,070
Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	382,416
Ending balance	385,664	382,416
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	197,115
Ending balance	199,382	197,115
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(22,461,805)
Ending balance	(23,326,776)	(22,461,805)
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	36,930	10,698	7,195
Net remeasurement of loss allowance	(15,311)	20,308	1,626
New financial assets originated or purchased / Provision charged to profit or loss	2,669	2,198	3,622
Financial assets that have been derecognized/paid	(1,466)	2,105	(1,622)
FX and other movements	(5,940)	6,419	1,381
Discontinued operations		(85)	(1,082)
Reclassification BAC			(422)
Loss of control in subsidiary		(503)
Ending balance	16,882	36,930	10,698
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(22,461,805)
Ending balance	(23,326,776)	(22,461,805)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,686	123,978	96,486
Net remeasurement of loss allowance	(892)	(3,217)	(1,829)
New financial assets originated or purchased / Provision charged to profit or loss	6,470	4,409	7,809
Financial assets that have been derecognized/paid	(4,342)	(4,870)	(8,946)
FX and other movements	(950)	809	1,114
Discontinued operations		2,935	16,641
Reclassification BAC			12,703
Loss of control in subsidiary		(111,358)
Ending balance	12,972	12,686	123,978
12-month expected credit losses [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,619,273
Ending balance	1,924,795	1,619,273
12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	58,160	45,916	57,226
Transfer from stage 1 to stage 2	(1,690)	(558)	(1,260)
Transfer from stage 1 to stage 3	(218)	(57)	(132)
Transfer from stage 2 to stage 1	1,105	3,379	4,585
Transfer from stage 3 to stage 1	29	289	84
Net remeasurement of loss allowance	(14,124)	(7,419)	(26,378)
New financial assets originated or purchased / Provision charged to profit or loss	18,693	17,204	12,057
FX and other movements	(318)	202	(264)
Discontinued operations		(45)	(290)
Reclassification BAC			288
Loss of control in subsidiary		(751)
Ending balance	61,637	58,160	45,916
12-month expected credit losses [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	24,977	18,939	18,136
Net remeasurement of loss allowance	4,389	7,680	2,378
FX and other movements	(1,789)	1,748	(49)
Write-offs	(1,612)	(3,390)	(1,526)
Ending balance	25,965	24,977	18,939
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,548,427
Ending balance	1,850,186	1,548,427
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,494,887	1,824,446	1,760,076
Transfer from stage 1 to stage 2	(332,307)	(183,333)	(202,725)
Transfer from stage 1 to stage 3	(450,063)	(105,447)	(61,953)
Transfer from stage 2 to stage 1	479,360	377,758	207,626
Transfer from stage 3 to stage 1	113,974	98,057	45,635
Net remeasurement of loss allowance	327,913	(184,532)	(529,125)
New financial assets originated or purchased / Provision charged to profit or loss	809,886	902,226	926,752
Financial assets that have been derecognized/paid	(501,840)	(462,600)	(441,892)
Sales of portfolio	(2,369)
Unwind of discount	12
FX and other movements	(13,826)	3,449	5,140
Discontinued operations		(3,843)	(274,758)
Reclassification BAC			461,534
Loss of control in subsidiary		(640,049)
Write-offs	(114,019)	(131,245)	(71,864)
Ending balance	1,811,608	1,494,887	1,824,446
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	598,538	655,655	656,830
Transfer from stage 1 to stage 2	(44,743)	(33,511)	(46,649)
Transfer from stage 1 to stage 3	(18,381)	(33,401)	(8,714)
Transfer from stage 2 to stage 1	150,216	93,285	64,201
Transfer from stage 3 to stage 1	31,836	26,793	20,081
Net remeasurement of loss allowance	(148,865)	(124,267)	(274,271)
New financial assets originated or purchased / Provision charged to profit or loss	320,101	392,719	403,839
Financial assets that have been derecognized/paid	(262,000)	(213,019)	(196,873)
FX and other movements	(10,958)	10,954	5,283
Discontinued operations		12,101	(22,433)
Reclassification BAC			58,788
Loss of control in subsidiary		(185,786)
Write-offs	(3,303)	(2,985)	(4,427)
Ending balance	612,441	598,538	655,655
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,444	2,386	792
Transfer from stage 2 to stage 1	2
Net remeasurement of loss allowance	(122)	3	(2,142)
New financial assets originated or purchased / Provision charged to profit or loss	1,787	17,244	5,670
Financial assets that have been derecognized/paid	(3,089)	(18,189)	(1,934)
Ending balance	22	1,444	2,386
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	839,904	1,066,543	1,013,071
Transfer from stage 1 to stage 2	(276,858)	(142,762)	(144,734)
Transfer from stage 1 to stage 3	(429,739)	(70,964)	(51,891)
Transfer from stage 2 to stage 1	300,775	211,028	126,680
Transfer from stage 3 to stage 1	71,599	55,658	18,283
Net remeasurement of loss allowance	484,735	(1,000)	(233,642)
New financial assets originated or purchased / Provision charged to profit or loss	473,697	473,946	493,695
Financial assets that have been derecognized/paid	(214,602)	(201,480)	(223,040)
Sales of portfolio	(2,369)
FX and other movements	(3,200)	(2,575)	(27)
Discontinued operations		(9,751)
Entity deconsolidation			345,830
Reclassification BAC			(212,651)
Loss of control in subsidiary		(412,745)
Write-offs	(101,945)	(125,994)	(65,031)
Ending balance	1,141,997	839,904	1,066,543
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	48,763	93,122	72,294
Transfer from stage 1 to stage 2	(7,295)	(4,775)	(5,944)
Transfer from stage 1 to stage 3	(635)	(266)	(322)
Transfer from stage 2 to stage 1	26,638	70,544	14,441
Transfer from stage 3 to stage 1	10,329	15,267	6,819
Net remeasurement of loss allowance	(14,157)	(55,643)	(7,201)
New financial assets originated or purchased / Provision charged to profit or loss	9,654	12,837	13,900
Financial assets that have been derecognized/paid	(20,196)	(27,664)	(15,995)
Unwind of discount	12
FX and other movements	332	(4,930)	(116)
Discontinued operations		(6,193)	(39,674)
Reclassification BAC			56,916
Loss of control in subsidiary		(41,518)
Write-offs	(8,365)	(2,018)	(1,996)
Ending balance	45,080	48,763	93,122
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,238	6,740	17,089
Transfer from stage 1 to stage 2	(3,411)	(2,285)	(5,398)
Transfer from stage 1 to stage 3	(1,308)	(816)	(1,026)
Transfer from stage 2 to stage 1	1,729	2,901	2,304
Transfer from stage 3 to stage 1	210	339	452
Net remeasurement of loss allowance	6,322	(3,625)	(11,869)
New financial assets originated or purchased / Provision charged to profit or loss	4,647	5,480	9,648
Financial assets that have been derecognized/paid	(1,953)	(2,248)	(4,050)
Write-offs	(406)	(248)	(410)
Ending balance	12,068	6,238	6,740
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	24,977
Ending balance	25,965	24,977
12-month expected credit losses [member] | Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	28,563	3,297	7,188
Transfer from stage 1 to stage 2			(1,796)
Transfer from stage 2 to stage 1	1,485
Net remeasurement of loss allowance	(14,315)	19,761	(2,443)
New financial assets originated or purchased / Provision charged to profit or loss	2,669	2,198	2,179
Financial assets that have been derecognized/paid	(1,466)	1,015	(1,622)
FX and other movements	(4,323)	4,910	1,295
Discontinued operations		(85)	(1,087)
Reclassification BAC			(417)
Loss of control in subsidiary		(503)
Ending balance	12,613	28,563	3,297
12-month expected credit losses [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(22,461,805)
Ending balance	(23,326,776)	(22,461,805)
12-month expected credit losses [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,686	123,978	96,307
Net remeasurement of loss allowance	(892)	(3,217)	(1,829)
New financial assets originated or purchased / Provision charged to profit or loss	6,470	4,409	7,809
Financial assets that have been derecognized/paid	(4,342)	(4,870)	(8,948)
FX and other movements	(950)	809	1,116
Discontinued operations		2,935	16,821
Reclassification BAC			12,702
Loss of control in subsidiary		(111,358)
Ending balance	12,972	12,686	123,978
Lifetime expected credit losses [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	197,115	217,643	203,902
Discontinued operations		469	8,659
Entity deconsolidation	(3,245)
Provision charged to profit or loss	39,750	27,519	30,039
Reclassification BAC			(1,157)
Loss of control in subsidiary		(33,024)
Entity liquidation		(1,592)
Recovery for partial payments from the clients	(14,599)	(6,751)	(5,157)
Write-offs	(18,516)	(7,948)	(25,951)
Exchange gains (losses) in foreign currency	(1,123)	799	7,308
Ending balance	199,382	197,115	217,643
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,460,951
Ending balance	1,315,930	1,460,951
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,461	10,097	8,679
Transfer from stage 1 to stage 2	1,690	558	1,260
Transfer from stage 2 to stage 3	(329)	(211)	(169)
Transfer from stage 3 to stage 2	4	34	36
Transfer from stage 2 to stage 1	(1,105)	(3,379)	(4,585)
Net remeasurement of loss allowance	(769)	(2,264)	830
New financial assets originated or purchased / Provision charged to profit or loss	1,732	1,826	4,025
FX and other movements	(2)	1
Discontinued operations		(63)	(8)
Reclassification BAC			29
Loss of control in subsidiary		(138)
Ending balance	7,682	6,461	10,097
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	20,201	16,771	13,548
Net remeasurement of loss allowance	257	2,190	2,865
FX and other movements	(1,270)	1,240	358
Ending balance	19,188	20,201	16,771
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,454,490
Ending balance	1,308,248	1,454,490
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,425,922	2,703,117	3,039,056
Transfer from stage 1 to stage 2	332,307	183,333	202,725
Transfer from stage 2 to stage 3	(1,180,705)	(625,769)	(811,072)
Transfer from stage 3 to stage 2	309,622	165,584	151,978
Transfer from stage 2 to stage 1	(479,360)	(377,758)	(207,626)
Net remeasurement of loss allowance	1,284,696	695,126	560,032
New financial assets originated or purchased / Provision charged to profit or loss	307,919	316,329	274,290
Financial assets that have been derecognized/paid	(157,015)	(269,020)	(335,489)
Sales of portfolio	(1,809)
Unwind of discount	62	28	1
FX and other movements	(16,568)	28,302	14,524
Discontinued operations		14,798	583,619
Reclassification BAC			(570,239)
Loss of control in subsidiary		(1,003,291)
Write-offs	(540,280)	(404,857)	(198,682)
Ending balance	1,284,791	1,425,922	2,703,117
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	515,202	1,006,822	805,097
Transfer from stage 1 to stage 2	44,743	33,511	46,649
Transfer from stage 2 to stage 3	(130,514)	(88,123)	(210,321)
Transfer from stage 3 to stage 2	40,868	61,402	48,748
Transfer from stage 2 to stage 1	(150,216)	(93,285)	(64,201)
Net remeasurement of loss allowance	(99,159)	(192,441)	275,616
New financial assets originated or purchased / Provision charged to profit or loss	61,148	137,383	137,181
Financial assets that have been derecognized/paid	(51,476)	(109,718)	(105,018)
Unwind of discount	16	14
FX and other movements	(9,657)	9,586	3,020
Discontinued operations		(2,612)	99,910
Reclassification BAC			(24,946)
Loss of control in subsidiary		(244,715)
Write-offs	(2,131)	(2,622)	(4,913)
Ending balance	218,824	515,202	1,006,822
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from stage 2 to stage 1	(2)
Net remeasurement of loss allowance	2
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	853,159	1,396,101	1,948,030
Transfer from stage 1 to stage 2	276,858	142,762	144,734
Transfer from stage 2 to stage 3	(1,004,192)	(498,736)	(545,940)
Transfer from stage 3 to stage 2	257,854	92,189	89,458
Transfer from stage 2 to stage 1	(300,775)	(211,028)	(126,680)
Net remeasurement of loss allowance	1,310,059	863,809	222,504
New financial assets originated or purchased / Provision charged to profit or loss	238,963	174,616	131,386
Financial assets that have been derecognized/paid	(98,788)	(149,438)	(211,872)
Sales of portfolio	(1,809)
Unwind of discount	46	13
FX and other movements	(4,786)	9,007	6,989
Discontinued operations		15,493
Entity deconsolidation			(528,905)
Reclassification BAC			450,272
Loss of control in subsidiary		(585,225)
Write-offs	(533,321)	(396,404)	(183,875)
Ending balance	993,268	853,159	1,396,101
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	52,639	286,903	225,889
Transfer from stage 1 to stage 2	7,295	4,775	5,944
Transfer from stage 2 to stage 3	(35,387)	(28,228)	(26,501)
Transfer from stage 3 to stage 2	9,526	10,553	10,387
Transfer from stage 2 to stage 1	(26,638)	(70,544)	(14,441)
Net remeasurement of loss allowance	63,399	19,536	80,638
New financial assets originated or purchased / Provision charged to profit or loss	7,711	4,133	5,093
Financial assets that have been derecognized/paid	(6,486)	(8,938)	(14,577)
Unwind of discount		1	1
FX and other movements	(2,125)	9,709	4,515
Discontinued operations		1,917	33,437
Reclassification BAC			(16,388)
Loss of control in subsidiary		(173,351)
Write-offs	(3,601)	(3,827)	(7,094)
Ending balance	66,333	52,639	286,903
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,922	13,291	60,040
Transfer from stage 1 to stage 2	3,411	2,285	5,398
Transfer from stage 2 to stage 3	(10,612)	(10,682)	(28,310)
Transfer from stage 3 to stage 2	1,374	1,440	3,385
Transfer from stage 2 to stage 1	(1,729)	(2,901)	(2,304)
Net remeasurement of loss allowance	10,395	4,222	(18,726)
New financial assets originated or purchased / Provision charged to profit or loss	97	197	630
Financial assets that have been derecognized/paid	(265)	(926)	(4,022)
Write-offs	(1,227)	(2,004)	(2,800)
Ending balance	6,366	4,922	13,291
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	20,201
Ending balance	19,188	20,201
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,367	7,401	7
Transfer from stage 1 to stage 2			1,796
Transfer from stage 2 to stage 1	(1,485)
Net remeasurement of loss allowance	(996)	547	4,069
New financial assets originated or purchased / Provision charged to profit or loss			1,443
Financial assets that have been derecognized/paid		1,090
FX and other movements	(1,617)	1,509	86
Discontinued operations			5
Reclassification BAC			(5)
Ending balance	4,269	8,367	7,401
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			179
Financial assets that have been derecognized/paid			2
FX and other movements			(2)
Discontinued operations			(180)
Reclassification BAC			1
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,417,117
Ending balance	7,081,394	6,417,117
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	289	6,028	1,488
Transfer from stage 1 to stage 3	218	57	132
Transfer from stage 2 to stage 3	329	211	169
Transfer from stage 3 to stage 2	(4)	(34)	(36)
Transfer from stage 3 to stage 1	(29)	(289)	(84)
Net remeasurement of loss allowance	211	(1,218)	(4,755)
New financial assets originated or purchased / Provision charged to profit or loss	(65)	(41)	4,924
FX and other movements			1
Discontinued operations		(133)	4,138
Reclassification BAC			51
Loss of control in subsidiary		(4,292)
Ending balance	949	289	6,028
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	140,123	129,449	107,471
Net remeasurement of loss allowance	46,867	48,003	41,515
FX and other movements	(2,464)	177	1,223
Write-offs	(43,397)	(37,506)	(20,760)
Ending balance	141,129	140,123	129,449
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,416,828
Ending balance	7,080,445	6,416,828
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,276,705	6,748,049	6,106,039
Transfer from stage 1 to stage 3	450,063	105,447	61,953
Transfer from stage 2 to stage 3	1,180,705	625,769	811,072
Transfer from stage 3 to stage 2	(309,622)	(165,584)	(151,978)
Transfer from stage 3 to stage 1	(113,974)	(98,057)	(45,635)
Net remeasurement of loss allowance	2,815,219	2,404,266	2,616,359
New financial assets originated or purchased / Provision charged to profit or loss	693,438	595,011	510,673
Financial assets that have been derecognized/paid	(854,806)	(895,971)	(409,840)
Sales of portfolio	(357,202)
Unwind of discount	724,674	550,935	440,451
FX and other movements	(43,684)	26,477	9,488
Discontinued operations		253,502	990,241
Reclassification BAC			(915,249)
Loss of control in subsidiary		(1,197,326)
Write-offs	(3,522,200)	(2,675,813)	(3,275,525)
Ending balance	6,939,316	6,276,705	6,748,049
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,379,006	4,192,268	3,818,479
Transfer from stage 1 to stage 3	18,381	33,401	8,714
Transfer from stage 2 to stage 3	130,514	88,123	210,321
Transfer from stage 3 to stage 2	(40,868)	(61,402)	(48,748)
Transfer from stage 3 to stage 1	(31,836)	(26,793)	(20,081)
Net remeasurement of loss allowance	678,828	1,129,665	1,050,553
New financial assets originated or purchased / Provision charged to profit or loss	155,464	317,361	280,899
Financial assets that have been derecognized/paid	(450,980)	(714,900)	(347,386)
Sales of portfolio	(194,305)
Unwind of discount	517,513	405,090	291,393
FX and other movements	(35,823)	21,774	6,543
Discontinued operations		3,496	166,165
Reclassification BAC			(148,509)
Loss of control in subsidiary		(268,521)
Write-offs	(662,559)	(740,556)	(1,076,075)
Ending balance	4,463,335	4,379,006	4,192,268
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			59
Financial assets that have been derecognized/paid			(59)
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,618,849	2,118,360	1,977,870
Transfer from stage 1 to stage 3	429,739	70,964	51,891
Transfer from stage 2 to stage 3	1,004,192	498,736	545,940
Transfer from stage 3 to stage 2	(257,854)	(92,189)	(89,458)
Transfer from stage 3 to stage 1	(71,599)	(55,658)	(18,283)
Net remeasurement of loss allowance	2,145,306	1,245,918	1,482,010
New financial assets originated or purchased / Provision charged to profit or loss	481,362	267,651	222,117
Financial assets that have been derecognized/paid	(394,718)	(175,323)	(54,758)
Sales of portfolio	(162,897)
Unwind of discount	183,157	119,709	121,699
FX and other movements	(5,378)	3,555	2,564
Discontinued operations		240,008
Entity deconsolidation			(735,990)
Reclassification BAC			747,424
Loss of control in subsidiary		(802,042)
Write-offs	(2,797,978)	(1,820,840)	(2,134,666)
Ending balance	2,172,181	1,618,849	2,118,360
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	251,039	352,382	262,721
Transfer from stage 1 to stage 3	635	266	322
Transfer from stage 2 to stage 3	35,387	28,228	26,501
Transfer from stage 3 to stage 2	(9,526)	(10,553)	(10,387)
Transfer from stage 3 to stage 1	(10,329)	(15,267)	(6,819)
Net remeasurement of loss allowance	(21,731)	25,930	37,248
New financial assets originated or purchased / Provision charged to profit or loss	56,558	9,982	7,636
Financial assets that have been derecognized/paid	(8,896)	(5,375)	(6,981)
Unwind of discount	16,988	17,084	13,944
FX and other movements	(2,483)	1,148	381
Discontinued operations		9,998	76,652
Reclassification BAC			(30,750)
Loss of control in subsidiary		(126,763)
Write-offs	(39,068)	(36,021)	(18,086)
Ending balance	268,574	251,039	352,382
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	27,811	85,039	46,910
Transfer from stage 1 to stage 3	1,308	816	1,026
Transfer from stage 2 to stage 3	10,612	10,682	28,310
Transfer from stage 3 to stage 2	(1,374)	(1,440)	(3,385)
Transfer from stage 3 to stage 1	(210)	(339)	(452)
Net remeasurement of loss allowance	12,816	2,753	46,548
New financial assets originated or purchased / Provision charged to profit or loss	54	17	21
Financial assets that have been derecognized/paid	(212)	(373)	(656)
Unwind of discount	7,016	9,052	13,415
Write-offs	(22,595)	(78,396)	(46,698)
Ending balance	35,226	27,811	$ 85,039
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	140,123
Ending balance	$ 141,129	$ 140,123